Material Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Payments terms		60 days from invoice date.
Description of type of hedge		At inception, the Company documents the economic relationship between the hedged item and hedging instrument. For FX hedges, the hedge ratio is usually 1:1. The Company designates changes in forward rates as the hedged risk.
Deferred Sales Commission [Member]
Summary Of Significant Accounting Policies [Line Items]
Contract with customers period		3 years
Capitalized development expenditure [member]
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives		3 years
Patents Other Customer Relationships Trademarks And Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives		10 years
With Effect From January 1, 2024 [Member] | Sweden [member] | Two Pillar Income Tax Legislations [Member]
Summary Of Significant Accounting Policies [Line Items]
Top up profit tax percentage	15.00%
Intellectual Property Rights [Member]
Summary Of Significant Accounting Policies [Line Items]
Payments terms		60 days from invoice date.
Bottom of range [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of months of hedged forecasted sales		7 months
Bottom of range [Member] | Customer relationships, IPRs and other intangible assets [member] | Vonage Holdings Corp
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives		6 years
Bottom of range [Member] | Real estate [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate		25 years
Bottom of range [Member] | Machinery and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate		3 years
Bottom of range [Member] | Enterprise Solution [Member]
Summary Of Significant Accounting Policies [Line Items]
Payments terms		30
Top of range [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of months of hedged forecasted sales		18 months
Top of range [Member] | Customer relationships, IPRs and other intangible assets [member] | Vonage Holdings Corp
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives		9 years
Top of range [Member] | Real estate [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate		50 years
Top of range [Member] | Machinery and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate		10 years
Top of range [Member] | Enterprise Solution [Member]
Summary Of Significant Accounting Policies [Line Items]
Payments terms		45